Summary of Significant Accounting Policies - Schedule of Future Annual Amortization License Fee (Details)	Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies Details 2
2012	$ 0
2013	5,000
2014	7,500
2015	10,000
2016	10,000
2017 and each calendar year thereafter	$ 25,000